PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7— PROPERTY AND EQUIPMENT, NET

Property and equipment consist of Property and equipment purchased or capitalized by the Company and finance leases for 2024 and 2023.

7-1     Property and Equipment, net

Property and equipment consist of the following:

	December 31,
	2024	2023
Equipment	13,624	11,900
Furniture, fixture, and fittings and other	4,171	3,672
Total gross value	17,795	15,573
Less: accumulated depreciation and amortization	(10,509)	(9,686)
Total	7,286	5,887

Depreciation expense related to property and equipment (inclusive of depreciation expense on equipment leased to customers) amounted to €2,168 thousand, €1,557 thousand and €1,194 thousand for the years ended December 31, 2024, 2023 and 2022, respectively.

Assets leased to customers:

Capitalized costs on equipment leased to customers of €1,480 thousand and €885 thousand are included in property and equipment at December 31, 2024 and 2023, respectively. Accumulated amortization of these assets leased to third parties was €337 thousand and €207 thousand, at December 31, 2024 and 2023, respectively.

Depreciation expense on equipment leased to customers amounted to €22 thousand, €13 thousand and €37 thousand, for the years ended December 31, 2024, 2023 and 2022, respectively.

7-2     Finance leases

Finance lease right-of-use assets in 2024 and previous years consist of the following:

	December 31,
	2024	2023
Facilities	—	242
Equipment	220	220
Vehicles and IT equipment	1,015	828
Total gross value	1,235	1,290
Less: accumulated depreciation and amortization	(739)	(705)
Total	496	585

Depreciation expense related to finance lease right-of-use assets amounted to €204 thousand, €193 thousand and €303 for the years ended December 31, 2024, 2023 and 2022, respectively.